Net gain or loss on financial assets at FVTOCI	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gain or loss on financial assets at FVTOCI
34. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Loss on redemption of securities	(7)	104	—
Gain (Loss) on transaction of securities	(21,491)	(37,745)	96,620

Total	(21,498)	(37,641)	96,620